Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 83.4%
	Belgium 1.1%
260,443	Anheuser-Busch InBev SA/NV	$11,503,745

	China 8.6%
328,438	Alibaba Group Holding Ltd. - ADR (a)	63,874,622
530,432	Tencent Holdings Ltd.	26,217,988
		90,092,610

	France 2.9%
81,953	LVMH Moet Hennessy Louis Vuitton SE	30,056,401

	Germany 3.1%
286,980	SAP SE	32,040,753

	Netherlands 1.0%
128,747	Heineken NV	10,925,984

	Switzerland 8.0%
381,310	Nestle SA	39,033,864
541,237	Novartis AG	44,651,424
		83,685,288
	United Kingdom 4.0%
553,823	Reckitt Benckiser Group PLC	42,187,701

	United States 54.7%
6,127	Alphabet, Inc. - Class A (a)	7,119,268
45,198	Alphabet, Inc. - Class C (a)	52,556,686
269,548	Crown Castle International Corp.	38,922,731
302,685	Eversource Energy	23,672,994
337,190	Facebook, Inc. - Class A (a)	56,243,292
249,628	HCA Healthcare, Inc.	22,429,076
126,602	Mastercard, Inc. - Class A	30,581,979
139,091	McDonald's Corp.	22,998,697
482,868	Microsoft Corp.	76,153,112
218,685	PepsiCo, Inc.	26,264,069
775,608	Starbucks Corp.	50,988,470
170,754	The Estee Lauder Companies, Inc. - Class A	27,207,942
268,634	Visa, Inc. - Class A	43,282,310
298,734	WEC Energy Group, Inc.	26,327,427
645,302	Xcel Energy, Inc.	38,911,711
441,400	Yum! Brands, Inc.	30,249,142
		573,908,906
	Total Common Stocks
	(Cost $674,030,484)	874,401,388

SHORT-TERM INVESTMENTS 16.1%
	Money Market Deposit Account 16.1%
169,260,087	U.S. Bank N.A., 0.35% (b)	169,260,087
	Total Short-Term Investments
	(Cost $169,260,087)	169,260,087

	Total Investments 99.5%
	(Cost $843,290,571)	1,043,661,475

	Other Assets in Excess of Liabilities 0.5%	4,705,250

	TOTAL NET ASSETS 100.0%	$1,048,366,725

(a) Non-Income Producing.

(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

ADR - American Depositary Receipt

Frontier MFG Global Plus Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 83.1%
	Belgium 1.1%
98,450	Anheuser-Busch InBev SA/NV	$4,348,528

	China 8.6%
126,565	Alibaba Group Holding Ltd. - ADR (a)	24,614,361
205,752	Tencent Holdings Ltd.	10,169,830
		34,784,191
	France 2.9%
31,520	LVMH Moet Hennessy Louis Vuitton SE	11,560,013

	Germany 3.0%
110,361	SAP SE	12,321,588

	Netherlands 1.0%
48,816	Heineken NV	4,142,720

	Switzerland 8.0%
146,294	Nestle SA	14,975,794
208,766	Novartis AG	17,222,953
		32,198,747
	United Kingdom 4.0%
213,772	Reckitt Benckiser Group PLC	16,284,173

	United States 54.5%
2,304	Alphabet, Inc. - Class A (a)	2,677,133
17,344	Alphabet, Inc. - Class C (a)	20,167,777
103,367	Crown Castle International Corp.	14,926,195
116,243	Eversource Energy	9,091,365
130,065	Facebook, Inc. - Class A (a)	21,694,841
95,568	HCA Healthcare, Inc.	8,586,785
48,426	Mastercard, Inc. - Class A	11,697,785
52,208	McDonald's Corp.	8,632,593
186,350	Microsoft Corp.	29,389,259
83,979	PepsiCo, Inc.	10,085,878
295,690	Starbucks Corp.	19,438,661
65,719	The Estee Lauder Companies, Inc. - Class A	10,471,665
103,430	Visa, Inc. - Class A	16,664,642
114,624	WEC Energy Group, Inc.	10,101,813
246,997	Xcel Energy, Inc.	14,893,919
169,138	Yum! Brands, Inc.	11,591,027
		220,111,338
	Total Common Stocks
	(Cost $291,779,410)	335,751,298

SHORT-TERM INVESTMENTS 16.4%
	Money Market Deposit Account 16.4%
66,335,334	U.S. Bank N.A., 0.35% (b)	66,335,334
	Total Short-Term Investments
	(Cost $66,335,334)	66,335,334

	Total Investments 99.5%
	(Cost $358,114,744)	402,086,632

	Other Assets in Excess of Liabilities 0.5%	2,091,295

	TOTAL NET ASSETS 100.0%	$404,177,927

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

ADR - American Depositary Receipt

Frontier MFG Global Sustainable Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 84.4%
	Belgium 1.6%
3,312	Anheuser-Busch InBev SA/NV	$146,291

	China 8.5%
2,376	Alibaba Group Holding Ltd. - ADR (a)	462,084
6,300	Tencent Holdings Ltd.	311,394
		773,478
	France 2.5%
3,521	Danone SA	225,338

	Germany 3.6%
2,963	SAP SE	330,813

	Italy 1.7%
23,938	Terna Rete Elettrica Nazionale SpA	150,471

	Netherlands 4.1%
7,530	Unilever NV	370,109

	Spain 1.7%
8,426	Red Electrica Corp SA	151,411

	Switzerland 5.9%
3,404	Nestle SA	348,461
2,210	Novartis AG	182,322
		530,783
	United Kingdom 4.5%
5,375	Reckitt Benckiser Group PLC	409,443

	United States 50.3%
565	Alphabet, Inc. - Class C (a)	656,988
468	Apple, Inc.	119,008
413	Chipotle Mexican Grill, Inc. (a)	270,267
2,948	Facebook, Inc. - Class A (a)	491,726
2,689	HCA Healthcare, Inc.	241,607
1,579	Mastercard, Inc. - Class A	381,423
3,767	Microsoft Corp.	594,094
3,636	Mondelez International, Inc. - Class A	182,091
1,089	PepsiCo, Inc.	130,789
5,397	Starbucks Corp.	354,799
2,864	The Coca-Cola Co.	126,732
2,673	Visa, Inc. - Class A	430,674
1,621	Walmart, Inc.	184,178
5,959	Yum! Brands, Inc.	408,370
		4,572,746
	Total Common Stocks
	(Cost $8,362,604)	7,660,883

SHORT-TERM INVESTMENTS 15.5%
	Money Market Deposit Account 15.5%
1,410,675	U.S. Bank N.A., 0.35% (b)	1,410,675
	Total Short-Term Investments
	(Cost $1,410,675)	1,410,675

	Total Investments 99.9%
	(Cost $9,773,279)	9,071,558

	Other Assets in Excess of Liabilities 0.1%	12,186

	TOTAL NET ASSETS 100.0%	$9,083,744

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

ADR - American Depositary Receipt

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 93.4%
	Australia 7.5%
1,134,945	APA Group	$7,202,093
782,976	Atlas Arteria Ltd.	2,644,584
3,292,161	AusNet Services	3,456,806
1,457,254	Spark Infrastructure Group	1,759,718
2,173,789	Sydney Airport	7,510,668
2,267,570	Transurban Group	16,890,322
		39,464,191
	Canada 14.5%
182,313	Canadian Utilities Ltd. - Class A	4,357,997
231,946	Emera, Inc.	9,147,306
586,903	Enbridge, Inc.	17,090,375
445,848	Fortis, Inc.	17,193,328
574,261	Hydro One Ltd.	10,340,207
404,534	TC Energy Corp.	17,980,247
		76,109,460
	Chile 0.4%
6,058,195	Aguas Andinas SA - Class A	1,783,696

	France 6.2%
95,188	Aeroports de Paris	9,195,743
529,072	Getlink SE	6,398,947
207,631	Vinci SA	16,965,401
		32,560,091
	Germany 0.7%
84,842	Fraport AG Frankfurt Airport Services Worldwide	3,415,325

	Hong Kong 2.3%
2,053,573	Power Assets Holdings Ltd.	12,182,294

	Italy 6.7%
118,297	ASTM SpA	2,071,536
465,135	Enav SpA	2,050,888
729,742	Italgas SpA	3,992,692
3,266,126	Snam SpA	14,927,190
1,933,783	Terna Rete Elettrica Nazionale SpA	12,155,514
		35,197,820
	Mexico 1.3%
314,573	Grupo Aeroportuario del Centro Norte SAB de CV	1,064,555
425,893	Grupo Aeroportuario del Pacifico SAB de CV - Class B	2,302,668
249,648	Grupo Aeroportuario del Sureste SAB de CV - Class B	2,353,200
311,934	Infraestructura Energetica Nova SAB de CV	957,400
		6,677,823
	Netherlands 1.2%
116,730	Koninklijke Vopak NV	6,129,513

	New Zealand 0.9%
1,107,818	Auckland International Airport Ltd.	3,300,990
793,919	Vector Ltd.	1,494,022
		4,795,012
	Portugal 0.3%
601,684	REN - Redes Energeticas Nacionais SGPS SA	1,536,549

	Spain 8.0%
114,988	Aena SME SA	12,475,564
330,764	Cellnex Telecom SA	15,004,287
252,059	Enagas SA	4,972,422
520,565	Red Electrica Corp. SA	9,354,301
		41,806,574
	Switzerland 0.6%
27,688	Flughafen Zuerich AG	3,097,531

	United Kingdom 6.7%
1,350,026	National Grid PLC	15,774,042
404,926	Pennon Group PLC	5,414,323
228,867	Severn Trent PLC	6,478,514
655,851	United Utilities Group PLC	7,341,523
		35,008,402
	United States 36.1%
16,782	ALLETE, Inc.	1,018,332
76,307	Alliant Energy Corp.	3,684,865
76,617	Ameren Corp.	5,580,016
104,892	American Electric Power Co., Inc.	8,389,262
11,919	American States Water Co.	974,259
42,645	American Tower Corp.	9,285,949
56,358	American Water Works Co., Inc.	6,738,162
39,952	Atmos Energy Corp.	3,964,437
96,229	Avangrid, Inc.	4,212,906
23,385	Avista Corp.	993,629
18,540	Black Hills Corp.	1,187,116
15,472	California Water Service Group	778,551
88,405	CMS Energy Corp.	5,193,794
100,432	Consolidated Edison, Inc.	7,833,696
66,951	Crown Castle International Corp.	9,667,724
115,376	Dominion Energy Corp.	8,328,993
59,824	DTE Energy Co.	5,681,485
116,799	Duke Energy Corp.	9,446,703
10,450	El Paso Electric Co.	710,182
65,077	Entergy Corp.	6,115,286
75,498	Essential Utilities, Inc.	3,072,769
74,106	Evergy, Inc.	4,079,535
102,751	Eversource Energy	8,036,156
168,386	FirstEnergy Corp.	6,747,227
15,244	IDACORP, Inc.	1,338,271
10,756	MGE Energy, Inc.	704,195
125,567	NiSource, Inc.	3,135,408
8,491	Northwest Natural Holding Company	524,319
14,825	NorthWestern Corp.	886,980
16,430	ONE Gas, Inc.	1,373,877
36,804	Pinnacle West Capital Corp.	2,789,375
24,077	PNM Resources, Inc.	914,926
28,735	Portland General Electric Co.	1,377,556
251,841	PPL Corp.	6,215,436
34,856	SBA Communications Corp.	9,410,074
78,776	Sempra Energy	8,900,900
8,232	SJW Group	475,563
28,661	South Jersey Industries, Inc.	716,525
15,523	Southwest Gas Holdings, Inc.	1,079,780
15,572	Spire, Inc.	1,159,803
165,591	The Southern Co.	8,965,097
94,948	WEC Energy Group, Inc.	8,367,767
150,888	Xcel Energy, Inc.	9,098,546
		189,155,432
	Total Common Stocks
	(Cost $467,459,382)	488,919,713

CLOSED-END FUNDS 1.2%
	United Kingdom 1.2%
1,614,576	HICL Infrastructure PLC	3,234,599
1,442,238	International Public Partnerships Ltd.	2,788,407

	Total Closed-End Funds
	(Cost $6,318,242)	6,023,006

SHORT-TERM INVESTMENTS 4.1%
	Money Market Deposit Account 4.1%
21,426,190	U.S. Bank N.A., 0.35% (a)	21,426,190
	Total Short-Term Investments
	(Cost $21,426,190)	21,426,190

	Total Investments 98.7%
	(Cost $495,203,814)	516,368,909

	Other Assets in Excess of Liabilities 1.3%	7,069,096

	TOTAL NET ASSETS 100.0%	$523,438,005

(a) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

Frontier MFG Select Infrastructure Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 86.4%
	Australia 12.3%
199,574	APA Group	$1,266,449
634,069	Atlas Arteria Ltd.	2,141,635
1,455,696	Spark Infrastructure Group	1,757,837
227,680	Sydney Airport	786,658
490,412	Transurban Group	3,652,904
		9,605,483
	Canada 5.9.%
3,801	Canadian Pacific Railway Ltd.	838,770
130,174	Enbridge, Inc.	3,790,614
		4,629,384
	Chile 0.9%
2,305,075	Aguas Andinas SA - Class A	678,676

	France 5.8%
12,235	Aeroports de Paris	1,181,976
57,060	Getlink SE	690,121
32,232	Vinci SA	2,633,657
		4,505,754
	Germany 0.8%
15,659	Fraport AG Frankfurt Airport Services Worldwide	630,355

	Italy 7.1%
77,223	ASTM SpA	1,352,276
541,443	Snam SpA	2,474,560
269,387	Terna Rete Elettrica Nazionale SpA	1,693,332
		5,520,168
	Netherlands 4.6%
68,688	Koninklijke Vopak NV	3,606,820

	New Zealand 0.4%
95,015	Auckland International Airport Ltd.	283,118

	Spain 7.1%
14,662	Aena SME SA	1,590,746
221,131	Red Electrica Corp. SA	3,973,617
		5,564,363
	Switzerland 0.8%
5,967	Flughafen Zuerich AG	667,544

	United Kingdom 0.9%
25,719	Severn Trent PLC	728,025

	United States 39.8%
23,939	American Water Works Co., Inc.	2,862,147
50,289	Atmos Energy Corp.	4,990,177
27,072	Crown Castle International Corp.	3,909,197
27,949	CSX Corp.	1,601,478
48,383	Eversource Energy	3,784,035
59,101	FirstEnergy Corp.	2,368,177
29,912	Sempra Energy	3,379,757
16,710	Union Pacific Corp.	2,356,778
24,473	WEC Energy Group, Inc.	2,156,805
60,363	Xcel Energy, Inc.	3,639,889
		31,048,440
	Total Common Stocks
	(Cost $72,795,005)	67,468,130

SHORT-TERM INVESTMENTS 13.1%
	Money Market Deposit Account 13.1%
10,270,651	U.S. Bank N.A., 0.35% (a)	10,270,651
	Total Short-Term Investments
	(Cost $10,270,651)	10,270,651

	Total Investments 99.5%
	(Cost $83,065,656)	77,738,781

	Other Assets in Excess of Liabilities 0.5%	360,800

	TOTAL NET ASSETS 100.0%	$78,099,581

(a) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 95.8%
	Communication Services 2.2%
5,307	Nexstar Media Group, Inc. - Class A	$306,373
7,721	TEGNA, Inc.	83,850
		390,223
	Consumer Discretionary 6.4%
7,221	Adtalem Global Education, Inc. (a)	193,450
9,488	American Eagle Outfitters, Inc.	75,430
8,898	Bloomin' Brands, Inc.	63,532
13,234	Dana, Inc.	103,357
9,175	Designer Brands, Inc. - Class A	45,692
5,286	Hilton Grand Vacations, Inc. (a)	83,360
15,685	Modine Manufacturing Co. (a)	50,976
8,322	Penn National Gaming, Inc. (a)	105,273
3,629	TopBuild Corp. (a)	259,982
3,053	Williams-Sonoma, Inc.	129,814
		1,110,866
	Consumer Staples 2.4%
18,018	Hostess Brands, Inc. (a)	192,072
9,092	SpartanNash Co.	130,197
2,674	Spectrum Brands Holdings, Inc.	97,253
		419,522
	Energy 2.1%
4,979	International Seaways, Inc.	118,948
8,643	Murphy Oil Corp.	52,982
13,716	Parsley Energy, Inc. - Class A	78,593
4,940	PDC Energy, Inc. (a)	30,677
3,182	World Fuel Services Corp.	80,123
		361,323
	Financials 28.3%
8,351	Ameris Bancorp	198,420
11,317	Atlantic Union Bankshares Corp.	247,842
2,540	Banner Corp.	83,922
3,820	Blackstone Mortgage Trust, Inc. - Class A	71,128
15,438	CenterState Bank Corp.	265,997
7,513	Enterprise Financial Services Corp.	209,688
32,477	F.N.B. Corp.	239,356
7,334	FB Financial Corp.	144,626
6,313	First Interstate BancSystem, Inc. - Class A	182,067
7,483	First Merchants Corp.	198,225
25,030	Heritage Insurance Holdings, Inc.	268,071
5,491	Independent Bank Group, Inc.	130,027
3,419	Kemper Corp.	254,271
12,399	Meta Financial Group, Inc.	269,306
14,893	OneMain Holdings, Inc.	284,754
9,777	Pacific Premier Bancorp, Inc.	184,199
5,615	Pinnacle Financial Partners, Inc.	210,787
5,936	Preferred Bank	200,756
2,107	Primerica, Inc.	186,427
3,006	Selective Insurance Group, Inc.	149,398
16,915	Sterling Bancorp	176,762
4,011	Stifel Financial Corp.	165,574
3,209	TCF Financial Corp.	72,716
7,777	Triumph Bancorp, Inc. (a)	202,202
12,292	Umpqua Holdings Corp.	133,983
4,560	WesBanco, Inc.	108,072
2,961	Wintrust Financial Corp.	97,298
		4,935,874
	Health Care 5.8%
3,446	Avanos Medical, Inc. (a)	92,801
5,194	Coherus Biosciences, Inc. (a)	84,247
3,665	Emergent BioSolutions, Inc. (a)	212,057
664	ICU Medical, Inc. (a)	133,975
687	Intercept Pharmaceuticals, Inc. (a)	43,254
6,924	Lannett Co., Inc. (a)	48,122
1,699	Magellan Health, Inc. (a)	81,739
1,749	NuVasive, Inc. (a)	88,604
6,228	Patterson Companies, Inc.	95,226
3,230	Syneos Health, Inc. (a)	127,327
		1,007,352
	Industrials 15.1%
33,946	ADT, Inc.	146,647
13,162	Air Transport Services Group, Inc. (a)	240,602
10,416	Atkore International Group, Inc. (a)	219,465
7,292	BMC Stock Holdings, Inc. (a)	129,287
4,400	CBIZ, Inc. (a)	92,048
6,459	Columbus McKinnon Corp.	161,475
2,118	Cubic Corp.	87,494
3,010	Ducommun, Inc. (a)	74,798
2,854	EMCOR Group, Inc.	175,007
2,292	Gibraltar Industries, Inc. (a)	98,373
2,649	Hub Group, Inc. - Class A (a)	120,450
1,309	Kadant, Inc.	97,717
5,353	Kforce, Inc.	136,876
7,766	Knoll, Inc.	80,145
5,893	MYR Group, Inc. (a)	154,338
1,517	Oshkosh Corp.	97,589
7,414	Quanta Services, Inc.	235,246
4,680	SkyWest, Inc.	122,569
16,440	Sterling Construction Co., Inc. (a)	156,180
		2,626,306
	Information Technology 11.1%
1,976	Advanced Energy Industries, Inc. (a)	95,816
2,455	Belden, Inc.	88,577
1,128	CACI International, Inc. - Class A (a)	238,177
2,937	Cirrus Logic, Inc. (a)	192,755
1,878	MAXIMUS, Inc.	109,300
3,454	Methode Electronics, Inc.	91,289
2,145	MKS Instruments, Inc.	174,710
10,859	Nuance Communications, Inc. (a)	182,214
12,566	Photronics, Inc. (a)	128,927
2,175	Plexus Corp. (a)	118,668
4,145	Progress Software Corp.	132,640
2,712	SYNNEX Corp.	198,247
4,473	Verint Systems, Inc. (a)	192,339
		1,943,659
	Materials 3.4%
7,600	Ferro Corp. (a)	71,136
2,376	HB Fuller Co.	66,362
2,528	Kaiser Aluminum Corp.	175,140
5,699	Koppers Holdings, Inc. (a)	70,496
6,125	Materion Corp.	214,436
		597,570
	Real Estate 12.2%
14,927	Essential Properties Realty Trust, Inc.	194,947
16,308	Global Medical REIT, Inc.	165,037
28,761	Independence Realty Trust, Inc.	257,123
7,497	Jernigan Capital, Inc.	82,167
6,054	Mack-Cali Realty Corp.	92,203
4,153	National Storage Affiliates Trust	122,929
1,505	PS Business Parks, Inc.	203,958
6,791	QTS Realty Trust, Inc. - Class A	393,946
9,001	Rexford Industrial Realty, Inc.	369,131
11,124	Sabra Health Care REIT, Inc.	121,474
2,263	Terreno Realty Corp.	117,110
		2,120,025
	Utilities 6.8%
2,448	Black Hills Corp.	156,745
8,612	Clearway Energy, Inc. - Class C	161,906
2,749	IDACORP, Inc.	241,335
3,215	New Jersey Resources Corp.	109,213
3,617	Portland General Electric Co.	173,399
6,209	South Jersey Industries, Inc.	155,225
2,640	Spire, Inc.	196,627
		1,194,450
	Total Common Stocks
	(Cost $19,800,426)	16,707,170

SHORT-TERM INVESTMENTS 4.5%
	Money Market Deposit Account 4.5%
784,447	U.S. Bank N.A., 0.35% (b)	784,447
	Total Short-Term Investments
	(Cost $784,447)	784,447

	Total Investments 100.3%
	(Cost $20,584,873)	17,491,617

	Liabilities in Excess of Other Assets (0.3)%	(55,492)

	TOTAL NET ASSETS 100.0%	$17,436,125

(a) Non-Income Producing.
(b) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

Frontier Caravan Emerging Markets Fund
SCHEDULE OF INVESTMENTS
March 31, 2020 (Unaudited)

Number of Shares		Value
COMMON STOCKS 92.7%
	Argentina 1.3%
2,400	Banco Macro SA - ADR	$40,752
1,400	Globant SA (a)	123,032
5,700	Grupo Financiero Galicia SA - ADR	40,185
		203,969
	Brazil 2.0%
4,600	B3 SA - Brasil Bolsa Balcao	31,543
4,200	Banco Bradesco SA	15,269
2,700	Banco do Brasil SA - ADR	14,472
14,600	Cielo SA - ADR	11,604
8,800	Cogna Educacao	6,944
2,000	JBS SA - ADR	15,648
4,800	Lojas Renner SA	31,048
4,300	Magazine Luiza SA	32,589
4,400	Petrobras Distribuidora SA	13,328
3,300	Petroleo Brasileiro SA - ADR (a)	18,150
1,600	Suzano SA - ADR	10,992
9,300	Vale SA - ADR (a)	77,097
5,100	YPF SA - ADR	21,267
		299,951
	Chile 2.0%
2,800	Banco de Chile - ADR	45,108
2,100	Banco Santander Chile - ADR	31,773
22,857	Cencosud SA	23,771
14,285	Empresas CMPC SA	30,429
4,842	Empresas COPEC SA	27,735
9,600	Enel Americas SA - ADR	58,176
4,100	Latam Airlines Group SA - ADR	10,865
22,686	SACI Falabella	49,861
1,500	Sociedad Quimica y Minera de Chile SA - ADR	33,825
		311,543
	China 24.0%
100	51job, Inc. - ADR (a)	6,139
200	58.com, Inc. - ADR (a)	9,744
6,500	AAC Technologies Holdings, Inc.	33,147
67,000	Agricultural Bank of China Ltd.	26,751
4,500	Alibaba Group Holding Ltd. - ADR (a)	875,161
105	ANTA Sports Products Ltd. - ADR	19,081
100	Autohome, Inc. - ADR (a)	7,102
700	Baidu, Inc. - ADR (a)	70,553
191,000	Bank of China Ltd.	72,707
100	Baozun, Inc. - ADR (a)	2,794
400	BEST, Inc. - ADR (a)	2,140
242,000	China Construction Bank Corp.	196,709
3,600	China Life Insurance Co. Ltd. - ADR	35,136
24,000	China Mengniu Dairy Co. Ltd.	82,770
9,500	China Merchants Bank Co. Ltd.	42,501
2,900	China Mobile Ltd. - ADR	109,243
10,000	China Overseas Land & Investment Ltd.	30,659
6,400	China Pacific Insurance Group Co. Ltd.	19,163
600	China Petroleum & Chemical Corp. - ADR	29,220
6,000	China Resources Land Ltd.	24,489
300	China Telecom Corp. Ltd. - ADR	9,156
400	CNOOC Ltd. - ADR	41,388
19,000	Country Garden Holdings Co. Ltd.	22,715
12,000	CSPC Pharmaceutical Group Ltd.	23,605
500	ENN Energy Holdings Ltd. - ADR	19,070
500	GDS Holdings Ltd. - ADR (a)	28,985
600	Geely Automobile Holdings Ltd. - ADR	17,519
1,200	Hengan International Group Co. Ltd. - ADR	44,664
300	Huazhu Group Ltd. - ADR	8,619
100	Hutchison China MediTech Ltd. - ADR (a)	1,785
100	HUYA, Inc. - ADR (a)	1,695
158,000	Industrial & Commercial Bank Of China Ltd.	107,784
300	iQIYI, Inc. - ADR (a)	5,340
1,800	JD.com, Inc. - ADR (a)	72,900
100	JOYY, Inc. - ADR (a)	5,326
64,000	Lenovo Group Ltd.	33,904
2,500	Meituan Dianping - Class B (a)	29,750
400	Momo, Inc. - ADR	8,676
200	NetEase, Inc. - ADR	64,192
300	New Oriental Education & Technology Group, Inc. - ADR (a)	32,472
1,500	NIO, Inc. - ADR (a)	4,170
100	Noah Holdings Ltd. - ADR (a)	2,586
500	PetroChina Co. Ltd. - ADR	18,000
500	Pinduoduo, Inc. - ADR (a)	18,015
6,800	Ping An Insurance Group Company of China Ltd. - ADR	133,892
300	Qudian, Inc. - ADR (a)	540
3,800	Semiconductor Manufacturing International Corp. - ADR (a)	29,735
1,900	Shenzhou International Group Holdings Ltd.	19,931
17,000	Sino Biopharmaceutical Ltd.	22,186
20,500	Sun Art Retail Group Ltd.	30,158
6,000	Sunac China Holdings Ltd.	27,365
6,500	Sunny Optical Technology Group Co. Ltd.	85,981
900	TAL Education Group - ADR (a)	47,934
14,200	Tencent Holdings Ltd. - ADR	697,078
200	Tencent Music Entertainment Group - ADR (a)	2,012
18,000	Tingyi Cayman Islands Holding Corp.	29,265
1,100	Trip.com Group Ltd. - ADR (a)	25,795
1,100	Vipshop Holdings Ltd. - ADR (a)	17,138
45,000	Want Want China Holdings Ltd.	32,450
100	Weibo Corp. - ADR (a)	3,311
51,800	Xiaomi Corp. - Class B (a)	68,779
4,000	Yihai International Holding Ltd.	30,130
900	Yum China Holdings, Inc.	38,367
800	ZTO Express Cayman, Inc. - ADR (a)	21,184
		3,680,756
	Colombia 1.6%
580	Banco de Credito e Inversiones SA	19,678
7,786	Bancolombia SA	48,073
5,400	Ecopetrol SA - ADR	51,354
13,735	Grupo Argos SA	46,257
19,856	Interconexion Electrica SA ESP	81,731
		247,093
	Czech Republic 1.8%
10,757	CEZ AS	175,483
3,590	Komercni banka AS	67,683
18,870	Moneta Money Bank AS	38,864
		282,030
	Egypt 3.5%
88,298	Commercial International Bank Egypt SAE	327,462
53,953	Egyptian Financial Group-Hermes Holding Co.	28,406
139,468	El Sewedy Electric Co.	69,330
118,944	Heliopolis Housing	25,618
511,159	Palm Hills Developments SAE (a)	34,851
154,683	Talaat Moustafa Group	49,018
		534,685
	Greece 2.2%
59,544	Alpha Bank AE (a)	44,076
90,356	Eurobank Ergasias SA (a)	37,805
10,712	Hellenic Telecommunications Organization SA	129,492
5,858	JUMBO SA	78,639
2,874	Motor Oil Hellas Corinth Refineries SA	35,079
15,838	National Bank of Greece SA (a)	20,896
		345,987
	Hungary 1.4%
5,788	MOL Hungarian Oil & Gas PLC	33,963
3,810	OTP Bank NYRT	109,288
3,495	Richter Gedeon NYRT	65,913
		209,164
	India 0.6%
387	Axis Bank Ltd. - GDR	9,594
2,100	ICICI Bank Ltd. - ADR	17,850
3,200	Infosys Ltd. - ADR	26,272
453	Larsen & Toubro Ltd. - GDR	4,918
954	Reliance Industries Ltd. - GDR	29,219
163	State Bank of India - GDR (a)	4,130
600	Tata Motors Ltd. - ADR (a)	2,832
		94,815
	Indonesia 1.6%
227,800	Astra International Tbk PT	54,159
35,300	Bank Central Asia Tbk PT	59,478
3,400	Bank Mandiri Persero Tbk PT - ADR	18,768
199,900	Bank Rakyat Indonesia Persero Tbk PT	36,663
2,800	Telekomunikasi Indonesia Persero Tbk PT - ADR	53,900
45,500	Unilever Indonesia Tbk PT	20,121
		243,089
	Kuwait 3.8%
36,541	Agility Public Warehousing Co. KSC	65,783
6,098	Humansoft Holding Co. KSC	45,719
58,838	Kuwait Finance House KSCP	117,629
82,219	Mobile Telecommunications Co. KSC	134,927
99,551	National Bank of Kuwait SAKP	226,907
		590,965
	Malaysia 2.3%
37,000	CIMB Group Holdings BHD	30,789
33,100	Dialog Group BHD	23,256
28,300	DiGi.Com BHD	28,512
8,500	Hartalega Holdings BHD	13,504
29,500	Malayan Banking BHD	50,896
21,700	Petronas Chemicals Group BHD	25,310
24,100	Public Bank BHD	88,659
27,300	Tenaga Nasional BHD	75,979
7,600	Top Glove Corp. BHD	11,317
		348,222
	Mexico 2.6%
10,900	Alsea SAB de CV (a)	6,915
8,800	America Movil SAB de CV - ADR	103,664
7,900	Cemex SAB De CV - ADR	16,748
300	Coca-Cola Femsa SAB de CV - ADR	12,069
4,100	El Puerto de Liverpool SAB de CV	8,833
16,600	Fibra Uno Administracion SA de CV	13,029
1,000	Fomento Economico Mexicano SAB de CV - ADR	60,510
200	Grupo Aeroportuario del Pacifico SAB de CV - ADR	10,788
100	Grupo Aeroportuario del Sureste SAB de CV - ADR	9,414
13,600	Grupo Financiero Banorte SAB de CV	37,264
18,500	Grupo Mexico SAB de CV - Class B	34,306
2,500	Grupo Televisa SAB - ADR	14,500
2,800	Wal-Mart de Mexico SAB de CV - ADR	65,100
		393,140
	Pakistan 3.8%
85,400	Engro Corp. Ltd.	137,929
136,000	Fauji Fertilizer Co. Ltd.	75,737
26,600	Lucky Cement Ltd.	59,445
102,800	MCB Bank Ltd.	91,502
85,400	Oil & Gas Development Co. Ltd.	39,395
190,500	The Hub Power Co. Ltd. (a)	78,299
174,900	United Bank Ltd.	104,953
		587,260
	Peru 0.9%
3,400	Cia de Minas Buenaventura SAA - ADR	24,786
500	Credicorp Ltd.	71,534
1,300	Southern Copper Corp.	36,608
		132,928
	Philippines 0.8%
1,250	Ayala Corp.	11,429
34,300	Ayala Land, Inc.	20,241
8,940	BDO Unibank, Inc.	18,072
8,040	Jollibee Foods Corp.	16,736
1,130	SM Investments Corp.	18,077
46,100	SM Prime Holdings, Inc.	25,601
7,680	Universal Robina Corp.	15,709
		125,865
	Poland 2.6%
1,829	Bank Polska Kasa Opieki SA	24,514
1,020	CD Projekt SA	70,249
1,865	Dino Polska SA (a)	72,547
2,161	KGHM Polska Miedz SA (a)	30,886
44	LPP SA	55,341
2,427	Polski Koncern Naftowy ORLEN SA	32,478
11,313	Powszechna Kasa Oszczednosci Bank Polski SA	61,407
6,449	Powszechny Zaklad Ubezpieczen SA	48,446
		395,868
	Qatar 3.0%
39,021	Industries Qatar QSC	71,048
95,127	Mesaieed Petrochemical Holding Co.	37,982
11,691	Qatar Electricity & Water Co. QSC	43,622
11,190	Qatar Fuel QSC (a)	49,939
11,211	Qatar Islamic Bank SAQ	43,920
46,762	Qatar National Bank QPSC	213,691
		460,202
	Russia 7.0%
16,747	Gazprom PJSC - ADR	75,943
1,237	LUKOIL PJSC - ADR	72,899
11,053	Magnit PJSC - GDR	97,506
7,292	MMC Norilsk Nickel PJSC - ADR	180,625
6,200	Mobile TeleSystems PJSC - ADR	47,120
286	Novatek PJSC - GDR	32,430
34,450	Sberbank of Russia PJSC- ADR	324,513
803	Tatneft PJSC - ADR	33,505
3,810	X5 Retail Group NV - GDR	101,803
3,000	Yandex NV - Class A (a)	102,150
		1,068,494
	South Africa 2.7%
2,622	Absa Group Ltd.	10,908
1,700	AngloGold Ashanti Ltd. - ADR	28,271
1,321	Bid Corp. Ltd.	15,571
12,215	FirstRand Ltd.	27,412
3,300	Gold Fields Ltd. - ADR	15,675
3,100	Impala Platinum Holdings Ltd. - ADR	13,426
6,643	MTN Group Ltd.	17,812
6,300	Naspers Ltd. - ADR	179,172
1,353	Nedbank Group Ltd.	6,287
17,558	Old Mutual Ltd.	11,648
1,907	Remgro Ltd.	13,038
6,809	Sanlam Ltd.	19,389
2,100	Sasol Ltd. - ADR (a)	4,221
6,182	Standard Bank Group Ltd.	35,380
2,499	Vodacom Group Ltd.	16,330
		414,540
	South Korea 5.0%
177	Celltrion, Inc. (a)	33,006
199	Hyundai Mobis Co. Ltd.	27,527
587	Hyundai Motor Co.	42,288
1,300	KB Financial Group, Inc. - ADR	35,347
793	Kia Motors Corp.	16,692
900	Korea Electric Power Corp. - ADR (a)	6,795
87	LG Chem Ltd.	21,548
33	LG Household & Health Care Ltd.	30,227
254	NAVER Corp.	35,315
600	POSCO - ADR	19,590
385	Samsung Electronics Co. Ltd. - GDR	380,817
1,400	Shinhan Financial Group Co. Ltd. - ADR	32,634
1,014	SK Hynix, Inc.	68,551
820	Woori Financial Group, Inc. - ADR	15,400
		765,737
	Taiwan 3.3%
2,600	ASE Technology Holding Co. Ltd. - ADR	9,724
23,000	CTBC Financial Holding Co. Ltd.	13,543
7,000	Formosa Plastics Corp.	17,315
9,000	Hon Hai Precision Industry Co. Ltd. - GDR	41,490
2,000	Hotai Motor Co. Ltd.	32,295
2,000	MediaTek, Inc.	21,466
22,000	Mega Financial Holding Co. Ltd.	20,658
3,000	President Chain Store Corp.	28,046
5,900	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	281,961
22,000	Uni-President Enterprises Corp.	47,617
		514,115
	Thailand 1.8%
5,600	Advanced Info Service PCL - NVDR	33,953
20,600	Airports of Thailand PCL - NVDR	31,707
11,400	Central Pattana PCL - NVDR (a)	14,637
28,300	CP ALL PCL - NVDR	52,315
93,100	Home Product Center PCL -NVDR	31,169
9,500	Kasikornbank PCL - NVDR	26,422
44,600	Minor International PCL - NVDR	22,840
35,100	PTT PCL - NVDR	32,450
3,700	The Siam Cement PCL - NVDR	36,304
		281,797
	Turkey 6.2%
134,986	Akbank TAS (a)	113,346
39,682	Arcelik AS (a)	80,831
20,458	BIM Birlesik Magazalar AS	155,139
81,694	Eregli Demir ve Celik Fabrikalari TAS	92,568
11,816	Ford Otomotiv Sanayi AS	87,744
44,511	KOC Holding AS	90,003
7,268	Tupras Turkiye Petrol Rafinerileri AS	82,712
60,209	Turkcell Iletisim Hizmetleri AS	111,833
111,770	Turkiye Garanti Bankasi AS (a)	137,079
		951,255
	United Arab Emirates 3.1%
44,004	Abu Dhabi Commercial Bank PJSC	54,920
7,444	DP World PLC	111,895
77,417	Emaar Properties PJSC	45,979
41,208	Emirates Telecommunications Group Co. PJSC	155,699
39,593	First Abu Dhabi Bank PJSC	102,085
		470,578
	Vietnam 1.8%
5,800	Bank for Foreign Trade of Vietnam JSC	15,034
36,530	Hoa Phat Group JSC (a)	25,743
11,520	Masan Group Corp. (a)	23,806
16,330	Vietnam Dairy Products JSC	62,367
24,870	Vincom Retail JSC	19,802
22,320	Vingroup JSC (a)	78,350
22,410	Vinhomes JSC	51,602
		276,704
	Total Common Stocks
	(Cost $18,646,667)	14,230,752

PREFERRED STOCKS 2.1%
	Brazil 1.3%
14,400	Banco Bradesco SA - ADR (b)	58,464
14,000	Itau Unibanco Holdings SA - ADR (b)	62,860
14,400	Itausa - Investimentos Itau SA (b)	24,110
4,543	Lojas Americanas SA (b)	15,895
4,600	Petroleo Brasileiro SA - ADR (b)	24,794
1,300	Telefonica Brasil SA - ADR (b)	12,389
		198,512
	Colombia 0.8%
5,100	Bancolombia SA - ADR (b)	127,296

	Total Preferred Stocks
	(Cost $558,825)	325,808

EXCHANGE-TRADED FUNDS 4.3%
2,200	iShares MSCI Emerging Markets ETF	75,086
24,500	iShares MSCI Saudi Arabia ETF	586,285

	Total Exchange-Traded Funds
	(Cost $826,844)	661,371

SHORT-TERM INVESTMENTS 0.3%
	Money Market Deposit Account 0.3%
40,502	U.S. Bank N.A., 0.35% (c)	40,502
	Total Short-Term Investments
	(Cost $40,502)	40,502

	Total Investments 99.4%
	(Cost $20,072,838)	15,258,433

	Other Assets in Excess of Liabilities 0.6%	86,907

	TOTAL NET ASSETS 100.0%	$15,345,340

(a) Non-Income Producing.
(b) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(c) The Money Market Deposit Account ("MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and may change daily and by any amount. The rate shown is as of March 31, 2020.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depository Receipt

Investment Valuation - Equity securities, including preferred stocks, that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, "NASDAQ"), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value ("NAV"). Deposit accounts are valued at acquisition cost which approximates fair value. Exchange-traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund's NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a threshold established by the Board of Directors (the "Board") and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value using fair valuation procedures approved by the Board in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor's ability to seek to profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier MFG Global Equity, Frontier MFG Global Plus, Frontier MFG Global Sustainable, Frontier MFG Core Infrastructure, Frontier MFG Select Infrastructure and Frontier Caravan Emerging Markets Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser or subadvisers pursuant to guidelines established by the Board. The Board has appointed a Valuation Committee to assist the Board in its oversight of the Funds' valuation procedures.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of inputs used to value the Funds’ securities as of March 31, 2020:

Frontier MFG Global Equity Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$637,783,528	$236,617,860	$-	$874,401,388
Total Equity	637,783,528	236,617,860	-	874,401,388
Short-Term Investments	169,260,087	-	-	169,260,087
Total Investments in Securities	$807,043,615	$236,617,860	$-	$1,043,661,475

Frontier MFG Global Plus Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$244,725,698	$91,025,600	$-	$335,751,298
Total Equity	244,725,698	91,025,600	-	335,751,298
Short-Term Investments	66,335,334	-	-	66,335,334
Total Investments in Securities	$311,061,032	$91,025,600	$-	$402,086,632

Frontier MFG Global Sustainable Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$5,034,830	$2,626,053	$-	$7,660,883
Total Equity	5,034,830	2,626,053	-	7,660,883
Short-Term Investments	1,410,675	-	-	1,410,675
Total Investments in Securities	$6,445,505	$2,626,053	$-	$9,071,558

Frontier MFG Core Infrastructure Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$273,726,411	$215,193,302	$-	$488,919,713
Closed-End Funds	-	6,023,006	-	6,023,006
Total Equity	273,726,411	221,216,308	-	494,942,719
Short-Term Investments	21,426,190	-	-	21,426,190
Total Investments in Securities	$295,152,601	$221,216,308	$-	$516,368,909

Frontier MFG Select Infrastructure Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$36,356,499	$31,111,631	$-	$67,468,130
Total Equity	36,356,499	31,111,631	-	67,468,130
Short-Term Investments	10,270,651	-	-	10,270,651
Total Investments in Securities	$46,627,150	$31,111,631	$-	$77,738,781

Frontier Phocas Small Cap Value Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$16,707,170	$-	$-	$16,707,170
Total Equity	16,707,170	-	-	16,707,170
Short-Term Investments	784,447	-	-	784,447
Total Investments in Securities	$17,491,617	$-	$-	$17,491,617

Frontier Caravan Emerging Markets Fund

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$5,290,180	$8,940,572	$-	$14,230,752
Preferred Stocks	325,808	-	-	325,808
Exchange-Traded Funds	661,371	-	-	661,371
Total Equity	6,277,359	8,940,572	-	15,217,931
Short-Term Investments	40,502	-	-	40,502
Total Investments in Securities	$6,277,359	$8,940,572	$-	$15,258,433

(a) See each Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure - Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.